Related Party Balances and Transactions (Details) - Schedule of due to related parties - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	$ 294,344	$ 993,846
Exquisite Elite Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Relationship	Shareholder
Nature	Advances for payment of professional fee
Due to related parties	$ 14,479	802,672
Mr. Zuojie Dai [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Relationship	Manager of MingZhu Pengcheng
Nature	Advances for operational purpose
Due to related parties	$ 81,375	116,153
MingZhu Logistics [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Relationship	Mr. Jinlong Yang’s family member as sole shareholder
Nature	Lending with no interests
Due to related parties	$ 198,490
Mr. Jingwei Zhang [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Relationship	Chief Financial Officer
Nature	Advances for operational purpose
Due to related parties		$ 75,021